Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued liabilities [Table Text Block]
Accrued liabilities consisted of the following components at December 31:

Millions of dollars	2022	2021
Renewable identification numbers	$486	$340
Payroll and benefits	424	539
Operating lease liabilities	344	336
Income taxes	242	402
Taxes other than income taxes	208	211
Interest	168	145
Contract liabilities	167	169
Product sales rebates	163	178
Financial derivatives	31	3
Other	163	248
Total accrued liabilities	$2,396	$2,571